BUSINESS ACQUISITION - Purchase Consideration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 18, 2012
Less: Fair value of net assets acquired:
Gain on bargain purchase of Bluewater Gandria	$ 0	$ 0	$ (4,084)
Bluewater Gandria
Business acquisition:
Fair value of previously held 50% equity interest				19,500
Purchase consideration - cash				19,500
Total assumed acquisition consideration				39,000
Less: Fair value of net assets acquired:
Vessel and equipment, net				40,000
Inventories				931
Cash				62
Prepayments				40
Other liabilities				(100)
Subtotal				(40,933)
Gain on bargain purchase of Bluewater Gandria				$ (1,933)